Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Discount rate	1.625%	1.75%
Rate of compensation increase	2.00%	2.00%